Operating Leases	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Leases of Lessee Disclosure [Text Block]
Note 20 — Operating Leases

The Company leases its office spaces under operating leases with approximate future minimum lease payments as indicated in the table below:

Years ending December 31:
2014	$360,000
2015	360,000
2016	360,000
2017	340,000
2018	—
Thereafter	—
Total future minimum lease payments	$1,420,000

The Company’s primary office and warehouse facilities are located in Gaithersburg, Maryland, and comprise approximately 7,200 square feet. This facility falls under one lease with monthly rent, including our share of certain annual operating costs and taxes, at approximately $10,000 per month with the lease expiring October 2017. The Company also leases a 16,300 square foot facility located in Durham, North Carolina. This facility falls under one lease with monthly rent, including our share of certain annual operating costs and taxes, at approximately $20,000 per month with the lease expiring December 31, 2018.

For the years ended December 31, 2013 and 2012, the Company incurred rent expense of approximately $324,000 and $289,000, respectively.